Property and Equipment	12 Months Ended
Mar. 31, 2020
StepStone Group LP
Property and Equipment
7.	Property and Equipment

Property and equipment is included in other assets and receivables in the consolidated balance sheets and consists of the following:

	As of March 31,
	2020	2019
Property and equipment:
Office furniture	$5,481	$5,737
Computer equipment and software	3,018	3,324
Leasehold improvements	9,145	3,469

Property and equipment, gross	17,644	12,530
Less: Accumulated depreciation	(6,688)	(5,354)

Property and equipment, net	$10,956	$7,176

Depreciation expense related to property and equipment totaled $2.0 million, $1.4 million and $0.9 million for the years ended March 31, 2020, 2019 and 2018, respectively, and is included in general, administrative and other expenses in the consolidated statements of income.